Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 1,742	$ 2,585
Loss from equity accounted investments, related impairments and expenses	(23)
Investment in equity accounted investments	52
Dividends received from equity accounted investments	(787)
Divestment and demerger of equity accounted investments	(240)
Other	676
At the end of the financial year	1,420	1,742
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Loss from equity accounted investments, related impairments and expenses	(676)
Other	676
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	1,742
Loss from equity accounted investments, related impairments and expenses	653
Investment in equity accounted investments	52
Dividends received from equity accounted investments	(787)
Divestment and demerger of equity accounted investments	(240)
At the end of the financial year	$ 1,420	$ 1,742